CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)		Dec. 31, 2019 CNY (¥)
NONCURRENT ASSETS
Property and equipment, net	¥ 68		¥ 35
Investment property, net	0		0
Land use rights, net	0
Right-of-use assets, net	58,458
Total noncurrent assets	58,526		35
CURRENT ASSETS
Right-of-use assets, net	0		5,078
Inventories, net	52,201		165,296
Trade receivables, net	101,470		177,023
Other receivables and prepayments	845		2,036
VAT recoverable	0		1,818
Restricted Cash	0		2,785
Cash and bank balances	12,344		8,212
Total current assets	166,860		362,248
CURRENT LIABILITIES
Trade payables	6,750		22,577
Unearned revenue	0		619
Accrued liabilities and other payables	22,846		23,342
Amounts owed to related parties	36,348		36,217
Lease liabilities	13,431		5,793
Taxes payable	1,934		842
Total current liabilities	81,309		89,390
NET CURRENT ASSETS	85,551		272,858
NONCURRENT LIABILITIES
Lease liabilities	46,728
Total noncurrent liabilities	46,728
NET ASSETS	97,349		272,893
EQUITY
Share capital	591	[1]	397	[2]
Reserves	96,758		272,496
Total stockholders' equity	¥ 97,349		¥ 272,893

[1]	(2) Equivalent to US$91,000* reflect 3:1 reverse stock split
[2]	(1) Equivalent to US$58,000